EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EMPLOYEE BENEFITS [Text Block]
15.	EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the year ended December 31, 2017 amounted to $3,448,877 (2016 - $3,800,497 ; 2015 - $4,525,853).